Recasting Financial Statements Upon the Completion of the Merger Transaction (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 23, 2021	Dec. 31, 2020	Feb. 28, 2021	Jan. 31, 2021
Recasting Financial Statements Upon the Completion of the Merger Transaction (Details) [Line Items]
Common exchange ratio (in Dollars per share)		$ 160.3
Subsequent Event [Member]
Recasting Financial Statements Upon the Completion of the Merger Transaction (Details) [Line Items]
Net proceeds including cash received	$ 708.4
Promissory convertible notes issued			$ 57.5	$ 57.5